OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES
14.	OTHER RECEIVABLES

(in thousands of $)	2011	2010
Agent receivables	740	1,585
Claims receivables	6,513	6,248
Other receivables	7,145	9,367
	14,398	17,200

Other receivables are presented net of allowances for doubtful accounts amounting to $nil and $nil as of December 31, 2011 and 2010 respectively.